Equity (Details) - USD ($)									1 Months Ended									3 Months Ended		12 Months Ended
	May 03, 2019	Mar. 12, 2019	Feb. 08, 2019	May 06, 2016	Mar. 21, 2016	Mar. 21, 2016	Feb. 08, 2016	Dec. 29, 2015	Sep. 30, 2017	Jul. 24, 2017	May 26, 2017	Feb. 28, 2017	Oct. 02, 2016	Aug. 26, 2016	May 06, 2016	Mar. 31, 2016	Feb. 17, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 28, 2018	Aug. 31, 2017	Oct. 30, 2015
Equity (Textual)
Common stock, authorized																		20,000,000		20,000,000	360,000,000
Common stock, par value																		$ 0.001		$ 0.001	$ 0.001
Description of forward split	The Company filed a certificate of amendment to the Company's articles of incorporation (the "Amendment") to effect the Reverse Split with the Secretary of State of Nevada. The Financial Industry Regulatory Authority ("FINRA") informed the Company that the Reverse Split was effective on May 8, 2019. All shares and related financial information in this Form 10-Q reflect this 1-for-18 reverse stock split.	i) effect a stock reverse split at the ratio of 1-for-18 (the "Reverse Split") of both the authorized common stock of the Company (the "Common Stock") and the issued and outstanding Common Stock and ii) to amend the articles of incorporation of the Company to reflect the Reverse Split. The Board approved and authorized the Reverse Split without obtaining approval of the Company's shareholders pursuant to Section 78.207 of Nevada Revised Statutes.			1 to 3.141	1 to 3.141
Subscription receivable																								$ 350,000
Percentage of common shares issued and outstanding																							73.00%
Issuance of common shares																		$ 694,219	$ 80,000	$ 80,000	$ 5,850,000
Due to related parties																		$ 7,594,784		$ 7,745,096	$ 4,229,320
Common stock, shares issued																		17,693,625		11,884,804	213,746,647
Common stock, shares issued total																						80,000
Financial amendment, description																		The Company filed a Certificate of Amendment with the Secretary of State of Nevada, which was effective May 8, 2019 upon its receipt of the written notice from Financial Industry Regulatory Authority ("FINRA"). Pursuant to the Certificate of Amendment, the Company effectuated a 1-for-18 reverse stock split of its issued and outstanding shares of common stock, $0.001 par value, whereby 318,485,252 outstanding shares of the Company's common stock were exchanged for 17,693,625 shares of the Company's Common Stock. All shares and related financial information in this Form 10-Q reflect this 1-for-18 reverse stock split.
Agreement, description												The Company remitted this amount to BioLite with $650,000 in cash and $5,850,000 in the form of newly issued shares of the Company's Common Stock, at the price of $2.0 per share, for an aggregate number of 2,925,000 shares. Upon the consummation of the restructuring transaction between the Company and BioLite on February 8, 2019, the Company's Common Stock held by BioLite Taiwan was accounted for treasury stocks in the statement of equity (deficit).		The Company issued 1,468,750 shares ("Shares") of the Company's Common Stock, par value $0.001 (the "Offering") to BioLite Taiwan pursuant to a certain Stock Purchase Agreement dated August 26, 2016 (the "SPA"). The Shares are exempt from the registration requirements of the Securities Act of 1933, as amended (the "Securities Act"), pursuant to Regulation S of the Securities Act promulgated thereunder. The purchase price per share of the Offering is $1.60. The net proceeds to the Company from the Offering are approximately $2,350,000. Pursuant to the BioLite Collaborative Agreement, BriVision should pay a total of $100,000,000 in cash or stock of the Company with equivalent value according to the milestone achieved. The agreement requires that 6.5% of total payment, $6,500,000 shall be made upon the first IND submission which was submitted in March 2016.	The Company and BioLite Taiwan agreed to amend the BioLite Collaborative Agreement, through entry into the Milestone Payment Agreement, whereby the Company has agreed to issue shares of Common Stock of the Company, at the price of $1.60 per share, for an aggregate number of 562,500 shares, as part of the Company's first installation of payment pursuant to the Milestone Payment. The shares issuance was completed in June 2016.
BioLite, Inc., [Member]
Equity (Textual)
Common stock, par value														$ 0.001
Issuance of common shares														$ 1,468,750
Purchase price per share														$ 1.60
Net proceeds from offering														$ 2,350,000
Kimho Consultants Co., Ltd [Member]
Equity (Textual)
Common stock, par value																						$ 1.60
Common stock, shares issued																						75,000
Common stock, shares issued total																						120,000
2016 Equity Incentive Plan [Member]
Equity (Textual)
Common stock issued pre-stock split																	50,000
Common stock issued post-stock split																	157,050
Collaborative Arrangement [Member]
Equity (Textual)
Issuance of common shares				$ 900,000						$ 3,000,000
Issuance of common shares, shares				562,500
Share price				$ 1.60								$ 2.0			$ 1.60
Due to related parties																		$ 100,000,000		$ 100,000,000
Total payment upon first IND submission																		$ 15,000,000		$ 15,000,000
Percentage of payments under collaborative agreement								3.50%		50.00%								15.00%		15.00%
Consulting agreement, description													The Company agreed to indemnify the consultant in an amount of $150 per hour in cash up to $3,000 per month, and issue to Kameyama the Company's Common Stock at $1.00 per share for any amount exceeding $3,000.
Share Exchange Agreement [Member]
Equity (Textual)
Description of forward split							ABVC issued an aggregate of 104,558,777 shares (prior to the reverse stock split in 2019) to the shareholders of both BioLite and BioKey under a registration statement on Form S-4 (file number 333-226285), which became effective by operation of law on or about February 5, 2019.
Common stock issued pre-stock split							52,336,000
Common stock issued post-stock split							164,387,376
Share Exchange Agreement One [Member]
Equity (Textual)
Common stock issued pre-stock split							52,936,583
Common stock issued post-stock split							166,273,921
Share Exchange Agreement Two [Member]
Equity (Textual)
Common stock issued pre-stock split							51,945,225
Common stock issued post-stock split							163,159,952
Percentage of common shares issued and outstanding							79.70%
Percentage of issued share capital							100.00%
Share Exchange Agreement Three [Member]
Equity (Textual)
Common stock issued pre-stock split							52,936,583
Common stock issued post-stock split							166,273,921
Exchange ratio							0.2536-for-1
Share Exchange Agreement Four [Member]
Equity (Textual)
Common stock issued pre-stock split							65,431,144
Common stock issued post-stock split							205,519,223
Percentage of common shares issued and outstanding							79.70%
Co-Dev Agreement [Member]
Equity (Textual)
Company cash payments									$ 3,000,000		$ 3,000,000
Due to related parties											$ 3,000,000
Total payment upon first IND submission																				$ 15,000,000
Percentage of payments under collaborative agreement											50.00%
Collaborative Arrangement One [Member]
Equity (Textual)
Issuance of common shares												$ 5,850,000
Issuance of common shares, shares												2,925,000
Share price												$ 2.0
Due to related parties														$ 100,000,000
Total payment upon first IND submission																$ 6,500,000
Percentage of payments under collaborative agreement																6.50%
Euro-Asia Investment & Finance Corp Ltd. [Member]
Equity (Textual)
Common stock, par value																						$ 1.60
Common stock, shares issued																						50,000
Common stock, shares issued total																						80,000
Consulting Agreement [Member]
Equity (Textual)
Common stock, par value																						$ 1.60
Stock based compensation expenses																		$ 28,800	5,400	28,800	$ 5,400
Common stock, shares issued																						4,828
Common stock, shares issued total																						7,725
Euro-Asia Agreement [Member]
Equity (Textual)
Stock based compensation expenses																		0	60,000	0	60,000
Kimho Agreement [Member]
Equity (Textual)
Stock based compensation expenses																		$ 0	$ 90,000	$ 0	$ 90,000
BioKey [Member]
Equity (Textual)
Issuance of common shares, shares			29,561,231
Share price			$ 1.50
BioLite [Member]
Equity (Textual)
Issuance of common shares, shares			74,997,546